Loans and allowance for credit losses	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	January 31, 2025					January 31, 2024
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$572	$73	$(2)	$(7)	$636	$481	$74	$(1)	$(12)	$542
Personal	1,482	247	(189)	(6)	1,534	1,228	202	(139)	(4)	1,287
Credit cards	1,233	223	(193)	1	1,264	1,069	183	(150)	(1)	1,101
Small business	272	46	(24)	(5)	289	194	37	(15)	(4)	212
Wholesale	2,793	464	(79)	32	3,210	2,326	329	(149)	(61)	2,445
Customers’ liability under acceptances	–	–	–	–	–	50	(7)	–	–	43
	$6,352	$1,053	$(487)	$15	$6,933	$5,348	$818	$(454)	$(82)	$5,630
Presented as:
Allowance for loan losses	$6,037				$6,600	$5,004				$5,299
Other liabilities – Provisions	311				328	288				282
Customers’ liability under acceptances	–				–	50				43
Other components of equity	4				5	6				6
The following table reconciles the opening and closing allowance for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in stage 1 and stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	January 31, 2025				January 31, 2024
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$215	$126	$231	$572	$223	$90	$168	$481
Provision for credit losses
Transfers to stage 1	25	(25)	–	–	17	(17)	–	–
Transfers to stage 2	(4)	6	(2)	–	(6)	10	(4)	–
Transfers to stage 3	(1)	(14)	15	–	(1)	(8)	9	–
Originations	23	–	–	23	19	–	–	19
Maturities	(5)	(6)	–	(11)	(4)	(4)	–	(8)
Changes in risk, parameters and exposures	(37)	69	29	61	(1)	40	24	63
Write-offs	–	–	(4)	(4)	–	–	(4)	(4)
Recoveries	–	–	2	2	–	–	3	3
Exchange rate and other	2	2	(11)	(7)	(2)	(1)	(9)	(12)
Balance at end of period	$218	$158	$260	$636	$245	$110	$187	$542

Personal
Balance at beginning of period	$305	$966	$211	$1,482	$280	$793	$155	$1,228
Provision for credit losses
Transfers to stage 1	144	(144)	–	–	125	(125)	–	–
Transfers to stage 2	(21)	24	(3)	–	(19)	20	(1)	–
Transfers to stage 3	(1)	(39)	40	–	(1)	(28)	29	–
Originations	28	–	–	28	22	–	–	22
Maturities	(13)	(53)	–	(66)	(12)	(46)	–	(58)
Changes in risk, parameters and exposures	(136)	254	167	285	(114)	229	123	238
Write-offs	–	–	(223)	(223)	–	–	(169)	(169)
Recoveries	–	–	34	34	–	–	30	30
Exchange rate and other	(1)	1	(6)	(6)	(1)	–	(3)	(4)
Balance at end of period	$305	$1,009	$220	$1,534	$280	$843	$164	$1,287

Credit cards
Balance at beginning of period	$207	$1,026	$–	$1,233	$203	$866	$–	$1,069
Provision for credit losses
Transfers to stage 1	155	(155)	–	–	137	(137)	–	–
Transfers to stage 2	(28)	28	–	–	(28)	28	–	–
Transfers to stage 3	(1)	(137)	138	–	(1)	(108)	109	–
Originations	2	–	–	2	3	–	–	3
Maturities	(1)	(12)	–	(13)	(1)	(8)	–	(9)
Changes in risk, parameters and exposures	(128)	307	55	234	(125)	272	42	189
Write-offs	–	–	(234)	(234)	–	–	(259)	(259)
Recoveries	–	–	41	41	–	–	109	109
Exchange rate and other	–	1	–	1	–	–	(1)	(1)
Balance at end of period	$206	$1,058	$–	$1,264	$188	$913	$–	$1,101

Small business
Balance at beginning of period	$80	$86	$106	$272	$70	$66	$58	$194
Provision for credit losses
Transfers to stage 1	13	(13)	–	–	5	(5)	–	–
Transfers to stage 2	(4)	4	–	–	(5)	5	–	–
Transfers to stage 3	–	(3)	3	–	–	(2)	2	–
Originations	9	–	–	9	9	–	–	9
Maturities	(6)	(5)	–	(11)	(3)	(5)	–	(8)
Changes in risk, parameters and exposures	(13)	18	43	48	(5)	15	26	36
Write-offs	–	–	(29)	(29)	–	–	(18)	(18)
Recoveries	–	–	5	5	–	–	3	3
Exchange rate and other	1	–	(6)	(5)	1	–	(5)	(4)
Balance at end of period	$80	$87	$122	$289	$72	$74	$66	$212

Wholesale
Balance at beginning of period	$787	$1,038	$968	$2,793	$774	$785	$767	$2,326
Provision for credit losses
Transfers to stage 1	55	(55)	–	–	50	(50)	–	–
Transfers to stage 2	(21)	30	(9)	–	(55)	58	(3)	–
Transfers to stage 3	(2)	(135)	137	–	(3)	(9)	12	–
Originations	236	–	–	236	124	–	–	124
Maturities	(186)	(100)	–	(286)	(97)	(87)	–	(184)
Changes in risk, parameters and exposures	(48)	190	372	514	(101)	173	317	389
Write-offs	–	–	(91)	(91)	–	–	(160)	(160)
Recoveries	–	–	12	12	–	–	11	11
Exchange rate and other	14	24	(6)	32	17	(17)	(61)	(61)
Balance at end of period	$835	$992	$1,383	$3,210	$709	$853	$883	$2,445

Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 and Note 5 of our audited 2024 Annual Consolidated Financial Statements.
Our base scenario reflects rising unemployment rates in the near-term in Canada and the U.S. Central bank policy interest rate cuts are expected to continue in Canada as inflation declines and the economy remains weak. The U.S. central bank policy rate is expected to remain unchanged for the medium term due to resilient U.S. economic growth and lower unemployment rates, which places upward pressure on U.S. inflation.
Downside scenarios, including two additional and more severe downside scenarios designed for the real estate and energy sectors, reflect the possibility of a more severe macroeconomic shock beginning in calendar Q2 2025 relative to our base scenario. In these scenarios, conditions are expected to deteriorate from calendar Q1 2025 levels for up to 18 months, followed by a recovery for the remainder of the period.
These scenarios assume monetary policy responses that return the economy to a long-run,
sustainable growth rate within the forecast period.
The upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run
sustainable growth rate within the forecast period.
Protectionist U.S. trade polic
y
, including the imposition of tariffs, is giving rise to heightened economic uncertainty globally. Broad-based tariffs implemented over an extended duration pose a downside risk to the economic outlook included in our base scenario, with the potential to drive recession outcomes. Our downside scenarios reflect the possibility for a wide range of macroeconomic shocks, including more severe recessionary forecasts than are expected for reasonably possible tariff outcomes. Our scenario weights consider the downside risk and the uncertainty present as at January 31, 2025. Subsequent changes to our forecast and related estimates will be reflected in our allowance for credit losses in future periods.
On February 1, 2025, the U.S. government implemented broad-based tariffs on Canada, Mexico and China, which resulted in those governments announcing retaliatory measures. Subsequently, on February 3, 2025, the Canadian and Mexican tariffs were delayed by 30 days. On February 10, 2025, the U.S. government imposed additional tariffs on steel and aluminum imports, to be effective March 12, 2025. The final details of these tariffs, including extent, duration, retaliatory measures and impacts on the broader economy continue to remain uncertain.
The

following
provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate the allowance for credit losses:

•
Unemployment rates
– In our base forecast, we expect the Canadian unemployment rate to rise to 6.9% in calendar Q1 2025, peaking at 7.0% in calendar Q2 2025, then returning to its long run equilibrium by calendar Q1 2028. The U.S. unemployment rate is expected to rise to 4.2% in calendar Q1 2025, then increase to its long run equilibrium level by calendar Q3 2027.

•
Gross Domestic Product (GDP
)
– In our base forecast, we expect both Canadian and U.S. GDP to continuously grow in calendar Q1 2025 and thereafter. GDP in calendar Q4 2025 is expected to be 1.2% and 1.6% above Q4 2024 levels in Canada and the U.S., respectively.

•
Canadian housing price index
– In our base forecast, we expect housing prices to increase by 0.9% over the next 12 months from calendar Q1 2025, with a compound annual growth rate of 3.0% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (30.0)% to 10.9% over the next 12 months and 4.2% to 9.6% for the following 2 to 5 years. As at October 31, 2024, our base forecast included housing price growth of 0.7% from calendar Q4 2024 for the next 12 months and housing price growth of 3.0% for the following 2 to 5 years.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to average $65 per barrel over the next 12 months from calendar Q1 2025 and $64 per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $26 to $84 per barrel for the next 12 months and $43 to $70 per barrel for the following 2 to 5 years. As at October 31, 2024
, our base forecast included an average price of $69 per barrel for the next 12 months and $66 per barrel for the following 2 to 5 years.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2024 Annual Report.

	As at
	January 31, 2025				October 31, 2024
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total

Retail
Loans outstanding – Residential mortgages
Low risk	$390,911	$1,340	$–	$392,251	$388,742	$1,354	$–	$390,096
Medium risk	19,584	3,268	–	22,852	18,419	4,479	–	22,898
High risk	1,903	6,788	–	8,691	1,761	6,593	–	8,354
Not rated (2)	53,440	2,433	–	55,873	52,569	1,479	–	54,048
Impaired	–	–	1,390	1,390	–	–	1,233	1,233
	465,838	13,829	1,390	481,057	461,491	13,905	1,233	476,629
Items not subject to impairment (3)				865				915
Total				$481,922				$477,544

Loans outstanding – Personal
Low risk	$84,776	$1,476	$–	$86,252	$82,904	$1,680	$–	$84,584
Medium risk	5,001	3,051	–	8,052	5,525	3,063	–	8,588
High risk	692	2,444	–	3,136	592	2,365	–	2,957
Not rated (2)	11,787	606	–	12,393	11,303	498	–	11,801
Impaired	–	–	414	414	–	–	408	408
Total	$102,256	$7,577	$414	$110,247	$100,324	$7,606	$408	$108,338

Loans outstanding – Credit cards
Low risk	$17,185	$175	$–	$17,360	$17,363	$177	$–	$17,540
Medium risk	1,944	2,352	–	4,296	1,999	2,436	–	4,435
High risk	69	2,285	–	2,354	75	2,289	–	2,364
Not rated (2)	1,161	60	–	1,221	1,173	53	–	1,226
Total	$20,359	$4,872	$–	$25,231	$20,610	$4,955	$–	$25,565

Loans outstanding – Small business
Low risk	$9,883	$664	$–	$10,547	$9,428	$773	$–	$10,201
Medium risk	2,759	931	–	3,690	2,740	962	–	3,702
High risk	241	1,152	–	1,393	214	1,086	–	1,300
Not rated (2)	6	–	–	6	7	–	–	7
Impaired	–	–	364	364	–	–	321	321
Total	$12,889	$2,747	$364	$16,000	$12,389	$2,821	$321	$15,531

Undrawn loan commitments – Retail
Low risk	$289,662	$789	$–	$290,451	$284,036	$592	$–	$284,628
Medium risk	12,243	442	–	12,685	12,110	381	–	12,491
High risk	778	759	–	1,537	746	602	–	1,348
Not rated (2)	10,689	131	–	10,820	10,715	88	–	10,803
Total	$313,372	$2,121	$–	$315,493	$307,607	$1,663	$–	$309,270

Wholesale – Loans outstanding
Investment grade	$121,571	$1,617	$–	$123,188	$116,549	$1,471	$–	$118,020
Non-investment grade	195,781	25,961	–	221,742	189,889	26,826	–	216,715
Not rated (2)	13,554	697	–	14,251	12,871	721	–	13,592
Impaired	–	–	5,708	5,708	–	–	3,905	3,905
	330,906	28,275	5,708	364,889	319,309	29,018	3,905	352,232
Items not subject to impairment (3)				14,361				8,207
Total				$379,250				$360,439

Undrawn loan commitments – Wholesale
Investment grade	$355,501	$794	$–	$356,295	$345,236	$516	$–	$345,752
Non-investment grade	175,491	14,961	–	190,452	170,212	14,512	–	184,724
Not rated (2)	3,646	19	–	3,665	3,290	17	–	3,307
Total	$534,638	$15,774	$–	$550,412	$518,738	$15,045	$–	$533,783

(1)	Includes $87 million of purchased credit-impaired loans (October 31, 2024 – $109 million).
(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.
Loans past due but not impaired
(1), (2)

	As at
	January 31, 2025			October 31, 2024
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$2,824	$282	$3,106	$2,542	$263	$2,805
Wholesale	1,927	16	1,943	1,454	4	1,458
	$4,751	$298	$5,049	$3,996	$267	$4,263

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.